Common Stock Options (Details 3)	9 Months Ended
Sep. 30, 2016 $ / shares shares
Number of Stock Options Outstanding | shares	445,000
Weighted Average Contractual Life (years)	8 years 7 months 13 days
Weighted Average Exercise Price	$ 1.43
Number of Stock Options Exercisable | shares	357,500
Weighted Average Remaining Contractual Life (Years)	8 years 7 months 17 days
Weighted Average Exercise Price	$ 1.41
Exercise Price Range One [Member]
Range of Exercise Prices	$ 0.75
Number of Stock Options Outstanding | shares	40,000
Weighted Average Contractual Life (years)	7 years 2 months 1 day
Weighted Average Exercise Price	$ 0.75
Number of Stock Options Exercisable | shares	40,000
Weighted Average Remaining Contractual Life (Years)	7 years 2 months 1 day
Weighted Average Exercise Price	$ 0.75
Exercise Price Range Two [Member]
Range of Exercise Prices	$ 0.8
Number of Stock Options Outstanding | shares	90,000
Weighted Average Contractual Life (years)	7 years 10 months 13 days
Weighted Average Exercise Price	$ 0.80
Number of Stock Options Exercisable | shares	90,000
Weighted Average Remaining Contractual Life (Years)	7 years 10 months 13 days
Weighted Average Exercise Price	$ 0.80
Exercise Price Range Three [Member]
Range of Exercise Prices	$ 1.05
Number of Stock Options Outstanding | shares	55,000
Weighted Average Contractual Life (years)	7 years 6 months
Weighted Average Exercise Price	$ 1.05
Number of Stock Options Exercisable | shares	25,000
Weighted Average Remaining Contractual Life (Years)	7 years 6 months
Weighted Average Exercise Price	$ 1.05
Exercise Price Range Four [Member]
Range of Exercise Prices	$ 1.25
Number of Stock Options Outstanding | shares	7,500
Weighted Average Contractual Life (years)	8 years 8 months 16 days
Weighted Average Exercise Price	$ 1.25
Number of Stock Options Exercisable | shares	7,500
Weighted Average Remaining Contractual Life (Years)	8 years 8 months 16 days
Weighted Average Exercise Price	$ 1.25
Exercise Price Range Five [Member]
Range of Exercise Prices	$ 1.34
Number of Stock Options Outstanding | shares	7,500
Weighted Average Contractual Life (years)	8 years 9 months
Weighted Average Exercise Price	$ 1.34
Number of Stock Options Exercisable | shares	7,500
Weighted Average Remaining Contractual Life (Years)	8 years 9 months
Weighted Average Exercise Price	$ 1.34
Exercise Price Range Six [Member]
Range of Exercise Prices	$ 1.65
Number of Stock Options Outstanding | shares	50,000
Weighted Average Contractual Life (years)	9 years 1 month 2 days
Weighted Average Exercise Price	$ 1.65
Number of Stock Options Exercisable | shares
Weighted Average Remaining Contractual Life (Years)	9 years 1 month 2 days
Weighted Average Exercise Price	$ 1.65
Exercise Price Range Seven [Member]
Range of Exercise Prices	$ 1.7
Number of Stock Options Outstanding | shares	7,500
Weighted Average Contractual Life (years)	9 years 15 days
Weighted Average Exercise Price	$ 1.70
Number of Stock Options Exercisable | shares	7,500
Weighted Average Remaining Contractual Life (Years)	9 years 15 days
Weighted Average Exercise Price	$ 1.70
Exercise Price Range Eight [Member]
Range of Exercise Prices	$ 1.91
Number of Stock Options Outstanding | shares	180,000
Weighted Average Contractual Life (years)	9 years 5 months 16 days
Weighted Average Exercise Price	$ 1.91
Number of Stock Options Exercisable | shares	180,000
Weighted Average Remaining Contractual Life (Years)	9 years 5 months 16 days
Weighted Average Exercise Price	$ 1.91
Exercise Price Range Nine [Member]
Range of Exercise Prices	$ 2.28
Number of Stock Options Outstanding | shares	7,500
Weighted Average Contractual Life (years)	9 years 9 months 22 days
Weighted Average Exercise Price	$ 2.28
Number of Stock Options Exercisable | shares
Weighted Average Remaining Contractual Life (Years)	9 years 9 months 22 days
Weighted Average Exercise Price	$ 2.28